Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements

4. Fair Value Measurements

The Company determines the fair values of its financial instruments based on a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The classification of a financial asset or liability within the hierarchy is based upon the lowest level input that is significant to the fair value measurement. Under ASC Topic 820, Fair Value Measurement and Disclosures (“ASC 820”), the fair value hierarchy prioritizes the inputs into three levels that may be used to measure fair value:

—	Level 1 – Quoted prices (unadjusted) for identical assets and liabilities in active markets;
—	Level 2 – Inputs other than quoted prices in active markets for identical assets and liabilities that are observable either directly or indirectly; and
—	Level 3 – Unobservable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2013 and 2012, there were no assets and liabilities that are measured and recognized at fair value on a recurring basis. As of December 31, 2013 and 2012, the maximum possible amounts payable for contingent consideration related to the acquisition of idOnDemand in April 2011 was $5.0 million and $10.0 million, respectively, and for the acquisition of polyright in July 2011 was zero and $0.3 million, respectively; however, the earn-out liability remains zero at December 31, 2013 and 2012 as there were no significant changes in the range of outcomes for such contingent consideration.

The Company’s liability measured at fair value on a recurring basis includes contingent consideration related to the acquisitions of idOnDemand, polyright and RockWest and is as follows (in thousands):

	Year Ended December 31, 2012		Year Ended December 31, 2011
	Amount paid	Expense (Income) recognized for changes in fair value	Amount paid	Expense (Income) recognized for changes in fair value
Contingent consideration:
RockWest (included in discontinued operations, Note 2)	$—	$—	$281	$(238)
idOnDemand	—	(5,463)	—	706
Polyright (included in discontinued operations, Note 2)	108	(194)	—	42
	$108	$(5,657)	$281	$510

Under their respective acquisition agreements, the sellers of polyright and idOnDemand are eligible to receive limited earn-out payments (“contingent consideration”) in the form of shares of common stock subject to certain lock-up periods under the terms of their respective acquisition agreements. The fair value of the contingent consideration is based on achieving certain revenue and profit targets as defined under the applicable agreement. These contingent payments are probability weighted and are discounted to reflect the restriction on the resale or transfer of such shares. The valuation of the contingent consideration is classified as a Level 3 measurement because it is based on significant unobservable inputs and involves management judgment and assumptions about achieving revenue and profit targets and discount rates. The unobservable inputs used in the measurement of contingent consideration are highly sensitive to fluctuations and any changes in the inputs or the probability weighting thereof could significantly change the measured value of the contingent considerations at each reporting period. The fair value of the contingent consideration is classified as a liability and is re-measured each reporting period in accordance with ASC 480. During the year ended December 31, 2012, there were significant changes in the range of outcomes for the contingent consideration recognized as of the respective acquisition dates for polyright and idOnDemand and it was determined that there is no future expectation of earn-out payments. As a result, the Company remeasured the total contingent consideration to fair value and recognized $5.7 million as a credit to expense during the year ended December 31, 2012, of which $5.5 million is related to continuing operations as disclosed in the consolidated statements of operations and $0.2 million is related to divested businesses and has been included within the results of discontinued operations. For 2011, $0.7 million is related to continuing operations as disclosed in the consolidated statements of operations and $0.2 million is related to divested businesses and has been included within the results of discontinued operations. Amounts shown in the table above for RockWest refer to contingent consideration related to the acquisition of RockWest Technology Group in April 2010.

Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

As of December 31, 2013 and 2012, there were no liabilities that are measured and recognized at fair value on a non-recurring basis.

As of December 31, 2013 and 2012, the Company’s long-lived assets are measured at fair value on a non-recurring basis if impairment is indicated. For the years ended December 31, 2013 and 2012, long-lived assets were measured at fair value resulting in an impairment charge of $0.3 million and $24.8 million, respectively, of which $0.2 million and $13.4 million, respectively, are related to continuing operations as disclosed in the consolidated statements of operations and $0.1 million and $11.4 million, respectively, are related to divested businesses and have been included within the results of discontinued operations. The assets impairment charge during the year ended December 31, 2013 was recorded due to a determination that the assets were no longer usable. The Company measured the fair value of the assets in 2012 primarily using discounted cash flow projections. The discounted cash flow projections require estimates for expected performance such as revenue, gross margin and operating expenses, in order to discount the sum of future independent cash flows using discount rates which were determined based on an analysis of each individual identified asset group and consideration of the aggregate business of the Company. The discount rates used in the present value calculations during 2012 impairment test were in the range of 16% to 20%, except for one asset group where it was 50%. The discount rates were derived from a weighted average cost of capital (“WACC”) analysis, adjusted to reflect additional risks related to each asset’s characteristics. The Company evaluated the inputs and outcomes of its discounted cash flow analysis by comparing these items to available market data. Acquired intangible assets are classified as Level 3 assets, due to the absence of quoted market prices. See Note 8, Goodwill and Intangible Assets, for further information.